Columbia Variable Portfolio – Large Cap Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 100.0%
Issuer	Shares	Value ($)
Communication Services 14.1%
Entertainment 2.9%
Netflix, Inc.(a)	50,703	60,788,841
TKO Group Holdings, Inc.	81,524	16,464,587
Total		77,253,428
Interactive Media & Services 11.2%
Alphabet, Inc., Class A	450,342	109,478,140
Alphabet, Inc., Class C	226,710	55,215,221
Meta Platforms, Inc., Class A	188,695	138,573,834
Total		303,267,195
Total Communication Services		380,520,623
Consumer Discretionary 14.2%
Automobiles 2.5%
Tesla, Inc.(a)	152,575	67,853,154
Broadline Retail 6.3%
Amazon.com, Inc.(a)	768,538	168,747,889
Hotels, Restaurants & Leisure 3.5%
DraftKings, Inc., Class A(a)	449,298	16,803,745
Expedia Group, Inc.	101,463	21,687,716
Hilton Worldwide Holdings, Inc.	90,930	23,590,879
Royal Caribbean Cruises Ltd.	103,925	33,628,052
Total		95,710,392
Specialty Retail 1.2%
TJX Companies, Inc. (The)	220,660	31,894,196
Textiles, Apparel & Luxury Goods 0.7%
NIKE, Inc., Class B	263,682	18,386,546
Total Consumer Discretionary		382,592,177
Consumer Staples 2.6%
Consumer Staples Distribution & Retail 2.0%
Costco Wholesale Corp.	57,240	52,983,061
Household Products 0.6%
Procter & Gamble Co. (The)	114,938	17,660,224
Total Consumer Staples		70,643,285
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 5.4%
Banks 1.9%
Bank of America Corp.	568,613	29,334,745
Citigroup, Inc.	230,027	23,347,740
Total		52,682,485
Capital Markets 0.8%
Goldman Sachs Group, Inc. (The)	28,269	22,512,018
Financial Services 2.7%
Visa, Inc., Class A	209,929	71,665,562
Total Financials		146,860,065
Health Care 7.2%
Biotechnology 2.7%
Exact Sciences Corp.(a)	243,429	13,318,000
Insmed, Inc.(a)	123,191	17,740,736
Merus NV(a)	217,460	20,473,859
Vertex Pharmaceuticals, Inc.(a)	50,226	19,670,511
Total		71,203,106
Health Care Equipment & Supplies 2.0%
Boston Scientific Corp.(a)	222,975	21,769,050
Intuitive Surgical, Inc.(a)	71,927	32,167,912
Total		53,936,962
Pharmaceuticals 2.5%
Eli Lilly & Co.	88,698	67,676,574
Total Health Care		192,816,642
Industrials 4.4%
Aerospace & Defense 0.8%
General Dynamics Corp.	61,480	20,964,680
Commercial Services & Supplies 1.0%
Cintas Corp.	125,403	25,740,220
Electrical Equipment 1.3%
AMETEK, Inc.	72,482	13,626,616
Eaton Corp. PLC	55,238	20,672,821
Total		34,299,437

Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

Portfolio of Investments  (continued)
Columbia Variable Portfolio – Large Cap Growth Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 1.3%
Uber Technologies, Inc.(a)	372,829	36,526,057
Total Industrials		117,530,394
Information Technology 51.4%
Electronic Equipment, Instruments & Components 1.0%
TE Connectivity PLC	125,058	27,453,983
Semiconductors & Semiconductor Equipment 19.8%
Broadcom, Inc.	453,086	149,477,603
NVIDIA Corp.	2,059,790	384,315,618
Total		533,793,221
Software 20.5%
Atlassian Corp., Class A(a)	128,089	20,455,813
Crowdstrike Holdings, Inc., Class A(a)	62,293	30,547,241
Datadog, Inc., Class A(a)	161,115	22,942,776
Gitlab, Inc., Class A(a)	391,822	17,663,336
Microsoft Corp.	592,109	306,682,856
Oracle Corp.	172,795	48,596,866
Palantir Technologies, Inc., Class A(a)	81,640	14,892,769
Palo Alto Networks, Inc.(a)	166,599	33,922,888
ServiceNow, Inc.(a)	38,028	34,996,408
Synopsys, Inc.(a)	43,563	21,493,549
Total		552,194,502
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 10.1%
Apple, Inc.	1,073,153	273,256,948
Total Information Technology		1,386,698,654
Real Estate 0.7%
Specialized REITs 0.7%
Equinix, Inc.	25,336	19,844,169
Total Real Estate		19,844,169
Total Common Stocks (Cost $1,296,810,900)		2,697,506,009

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	6,526,479	6,524,521
Total Money Market Funds (Cost $6,523,216)		6,524,521
Total Investments in Securities (Cost: $1,303,334,116)		2,704,030,530
Other Assets & Liabilities, Net		(6,163,454)
Net Assets		2,697,867,076
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	9,726,031	303,804,504	(307,007,319)	1,305	6,524,521	(1,522)	545,957	6,526,479
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Variable Portfolio – Large Cap Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7013_12_D01_(11/25)